FINANCIAL INSTRUMENTS, Fair Value (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Fair Values, Derivatives [Abstract]
Derivative instrument payables relating to non-designated interest/currency swaps	$ 2,200,000	$ 1,400,000
Derivative instrument receivables relating to non-designated interest/currency swaps	6,200,000	100,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities	66,690,000	55,661,000
Floating rate NOK bonds due 2014	71,841,000	78,505,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	98,750,000	107,910,000
USD Senior Notes due 2013	0	247,766,000
3.75% unsecured convertible bonds due 2016	125,000,000	125,000,000
3.25% unsecured convertible bonds due 2018	350,000,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515,000	3,411,000
Interest rate/ currency swap contracts - short-term and long-term payables	71,551,000	85,881,000
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available for sale securities	66,690,000	55,661,000
Floating rate NOK bonds due 2014	72,007,000	78,891,000
Floating Rate NOK Bonds due 2017, Fair Value Disclosure	98,261,000	106,902,000
USD Senior Notes due 2013	0	248,542,000
3.75% unsecured convertible bonds due 2016	123,110,000	118,513,000
3.25% unsecured convertible bonds due 2018	335,360,000	0
Fair Values, Derivatives [Abstract]
Interest rate/ currency swap contracts - short-term and long-term receivables	12,515,000	3,411,000
Interest rate/ currency swap contracts - short-term and long-term payables	$ 71,551,000	$ 85,881,000